Significant Accounting Policies (Details) - USD ($)	1 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage		$ 250,000	$ 250,000
Over allotments of shares (in Shares)			4,500,000
Public Offering amounted		26,658,313	$ 26,658,313
Underwriting commissions		4,595,000	4,595,000
Deferred underwriting commissions		11,541,250	11,541,250
Excess fair value of founder shares		9,680,125	9,680,125
Other offering costs		841,938	841,938
Allocated to the over-allotment option		23,439	$ 23,439
Redemption of shares (in Shares)			31,588,011
Shareholders’ equity amount	$ 5,000,001
Ordinary shares not subject to redemption		$ 2,096,740	$ 2,096,740
Over-Allotment Option [Member]
Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares)			23,332,500
Class A Ordinary Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares)		23,332,500
Ordinary shares subject to redemption		$ 24,538,134	$ 24,538,134
Additional paid in capital			$ 2,096,740
Redemption of shares (in Shares)		31,588,011
Redemption rights (in Shares)	1,386,989
Ordinary shares not subject to redemption		$ 2,096,740